EMPLOYEE BENEFITS EXPENSE (Tables)	12 Months Ended
Dec. 31, 2019
EMPLOYEE BENEFITS EXPENSE
Schedule of employee benefits expense

	For the years ended December 31,
	2019	2018	2017
Salaries and wages	$9,583,936	$8,477,335	$9,244,473
Pension plan and employment insurance	458,276	418,303	509,966
Contribution to defined contribution pension plan	182,449	170,358	194,123
Health benefits	651,269	476,217	613,918
Cash-based employee expenses	10,875,930	9,542,213	10,562,480
Employee termination expenses	26,050	761,354	—
Share-based payments	3,189,808	3,292,877	2,484,543
Total employee expenses	$14,091,788	$13,596,444	$13,047,023